Right Of Use Assets And Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Right Of Use Asset And Lease Liability [Abstract]
Summary of effect of initial application of IFRS 16	Changes in right of use assets and lease liabilities as of December 31, 2021 and 2020 are as follows:

	2021	2020
Lease liabilities:
As of the beginning of the year	801,211	907,963
Additions	57,236	7,026
Financial restatements	43,185	75,468
Foreign Exchange gain /(losses)	(107,287)	32,806
Decrease	(302,884)	—
Payments	(176,737)	(222,052)

As of the end of the year	314,724	801,211

Right of use assets:
As of the beginning of the year	675,333	838,306
Additions	57,236	7,026
Decrease	(280,639)	—
Depreciation	(142,049)	(169,999)

As of the end of the year	309,881	675,333